Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

The Company leases land and certain equipment, including some of our slot machines, timing and photo finish equipment, videotape and closed circuit television equipment, and certain pari‑mutuel equipment, under operating leases. Future minimum payments under non‑cancellable operating leases with initial terms of one year or more consisted of the following at December 31, 2017 (in thousands):

Leases
2018	$12,057
2019	10,034
2020	8,400
2021	7,539
2022	6,628
Thereafter	143,530
$188,188